THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
    FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY, 13 2002.



                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ X ]; Amendment Number:  2
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      02/22/2002
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:       $1,983,852
                                              [thousands]

List of Other Included Managers:              NONE

                                                         Ruane, Cunniff & Co., Inc.

                                                                 March 31, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Cintas Corp                    COM              172908105     9472   240272 SH       SOLE                    65450            174822
                                                             16336   414400 SH       DEFINED                414400
Costco Wholesale Corp          COM              22160k105    29885   761390 SH       SOLE                   196150            565240
                                                              2143    54600 SH       DEFINED                 54600
Danaher Corp.                  COM              235851102     6790   124450 SH       SOLE                     8850            115600
                                                             14387   263700 SH       DEFINED                263700
Dover Corp.                    COM              260003108   183811  5128642 SH       SOLE                  1535575           3593067
                                                            110651  3087350 SH       DEFINED               3087350
Expeditors Int'l of Wash. Inc. COM              302130109   383016  7593869 SH       SOLE                  1908646           5685223
Fastenal Co                    COM              311900104   110492  2027375 SH       SOLE                   727040           1300335
                                                             72131  1323500 SH       DEFINED               1323500
Illinois Tool Works            COM              452308109    57922  1019031 SH       SOLE                   422275            596756
                                                             51668   909000 SH       DEFINED                909000
Industrie Natuzzi Spa-SP ADR   COM              456478106    11578   911615 SH       SOLE                                     911615
International Speedway Corp Cl COM              460335201    21908   591105 SH       SOLE                   188000            403105
                                                             37630  1015300 SH       DEFINED               1015300
Key3media Group Inc            COM              49326r104     2262   190100 SH       SOLE                                     190100
Molex Inc Cl A                 COM              608554200    60517  2175904 SH       SOLE                   666312           1509592
                                                             37686  1355000 SH       DEFINED               1355000
National Commerce Financial    COM              63545p104    53065  2138632 SH       SOLE                   646238           1492394
                                                             24073   970200 SH       DEFINED                970200
Orthodontic Centers of America COM              68750p103    11358   554060 SH       SOLE                                     554060
Prepaid Legal Services Inc     COM              740065107     2594   250400 SH       SOLE                                     250400
TJX Cos - New                  COM              872540109   419879 13121223 SH       SOLE                  5008475           8112748
                                                            252602  7893800 SH       DEFINED               7893800